Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock voting shares	6,000	6,000	6,000
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,277,572	4,170,953
Common stock, shares outstanding	4,277,572	4,170,953
Previously Reported
Common stock, shares issued		41,709,531	35,260,834
Common stock, shares outstanding		41,709,531	35,260,834